SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment

Digital display network equipment	5 years
Gas station display network equipment	5 years
Furniture and fixture	5 years
Computer and office equipment	3-5 years
Vehicle	5 years
Software	5 years
Leasehold improvement	Shorter of the term of the lease
or the estimated useful lives of the assets

Schedule of Estimated Economic Lives of Intangible Assets
Audio-vision programming & broadcasting qualification	19.5 years
Customer relationships	3-3.4 years
Contract backlog	1.2-3 years
Concession agreements	3.8-10 years
Non-compete agreements	4.4 years

Schedule of Revenue of Major Customers
Customer	For the years ended December 31,
	2013	2014	2015

A	21.0%	1.8%	-